Other receivables and assets	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Other receivables and assets	Other receivables and assets
Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
OTHER RECEIVABLES AND ASSETS
Research tax credit ("CIR")	—	2,137
Prepaid expenses	625	441
Total non-current other receivables and assets	625	2,579
Research tax credit ("CIR")	3,196	3,174
VAT receivables	6,870	8,134
Prepaid expenses	2,649	4,392
Employee-related receivables	429	872
Credit notes	—	243
Other	—	126
Total current other receivables and assets	13,144	16,941
Other receivables and assets	13,769	19,520
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income in the year to which the eligible research expense relates. The Group received the payment for the CIR for the 2024 tax year of €5,640 thousand in June 2025 and received payment for the CIR for the 2025 tax year of
€3,174 thousand in August 2026. The additional CIR of €2,137 thousand recorded over the six-month period ended June 30, 2026 relates to research expenses incurred during the period.

Prepaid expenses
Prepaid expenses as of June 30, 2026 include prepaid expenses related to CRO contracts for an amount of €441 thousand (see Note 9), expenses related to capital increases of €888 thousand (contributing to the increase in the balance compared to December 31, 2025), and other expenses from various suppliers amounting to €3,512 thousand.